Acquisitions - Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	May 29, 2015	May 06, 2014
C2 Gaming, LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 8,722
Cadillac Jack [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 199,752
Trade Names [Member] | Cadillac Jack [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 3,000
Weighted average useful life	5 years
Brand Names [Member] | Cadillac Jack [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 10,600
Brand Names [Member] | Cadillac Jack [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	5 years
Brand Names [Member] | Cadillac Jack [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	3 years
Customer Relationships [Member] | C2 Gaming, LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 5,037
Weighted average useful life		7 years
Customer Relationships [Member] | Cadillac Jack [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 107,000
Customer Relationships [Member] | Cadillac Jack [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	12 years
Customer Relationships [Member] | Cadillac Jack [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	5 years
Gaming software and technology platforms [Member] | C2 Gaming, LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 3,685
Gaming software and technology platforms [Member] | C2 Gaming, LLC [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life		5 years
Gaming software and technology platforms [Member] | C2 Gaming, LLC [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life		3 years
Gaming software and technology platforms [Member] | Cadillac Jack [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 79,152
Gaming software and technology platforms [Member] | Cadillac Jack [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	7 years
Gaming software and technology platforms [Member] | Cadillac Jack [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	2 years